Acquisition and Sale of Businesses and Purchase of Non-Controlling Interests - Schedule of Fair Value of Net Assets Acquired and Cash Consideration Paid in Business Combination (Detail)
£ in Millions, $ in Millions
	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)	Aug. 15, 2017 GBP (£)	Aug. 15, 2017 USD ($)
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	£ 249		£ (14)
Consideration payable	739
Cash consideration paid	555
Contingent consideration payable	184
Consideration payable	739
Capital injection in associates	11	£ 2	1
Cash	(6)
Net cash outflow on acquisition of businesses	594	31	15
Purchase of shares of non-controlling interests			21
Total net cash outflow	594	31	36
Fair value [member]
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	478		26
Inventories	4
Other working capital	2
Current tax			(1)
Deferred tax			(11)
Cash	6
Fair value of assets and liabilities	490		14
Prior year acquisitions [member]
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	22	23	4
Investments in associates [member]
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	12	£ 6	£ 10
Casamigos Tequila LLC [member]
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	549
Other subsidiaries [member]
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	6
Casamigos Aquisition [member]
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	237
Consideration payable	721			£ 777	$ 1,000
Cash consideration paid	549
Contingent consideration payable	172			233	300
Consideration payable	721			£ 777	$ 1,000
Cash	(6)
Net cash outflow on acquisition of businesses	543
Total net cash outflow	543
Casamigos Aquisition [member] | Fair value [member]
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	469
Inventories	4
Other working capital	5
Cash	6
Fair value of assets and liabilities	484
Casamigos Aquisition [member] | Casamigos Tequila LLC [member]
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	549
Other [member]
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	12
Consideration payable	18
Cash consideration paid	6
Contingent consideration payable	12
Consideration payable	18
Capital injection in associates	11
Net cash outflow on acquisition of businesses	51
Total net cash outflow	51
Other [member] | Fair value [member]
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	9
Other working capital	(3)
Fair value of assets and liabilities	6
Other [member] | Prior year acquisitions [member]
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	22
Other [member] | Investments in associates [member]
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	12
Other [member] | Other subsidiaries [member]
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	£ 6